Nature of cost and expense	12 Months Ended
Dec. 31, 2017
Disclosure of expenses by nature [Abstract]
Disclosure of expenses by nature [text block]
Note 29 Nature of cost and expense

Operational cost and expenses grouped by nature are detailed as follows:

	For the years ended as of December 31,
Costs and expenses by nature	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Direct cost	586,223,676	540,692,964	485,391,583
Personnel expense (1)	220,858,509	210,885,553	197,915,151
Transportation and distribution	235,265,049	230,047,942	234,431,464
Advertising and promotion	129,603,036	105,938,586	117,921,841
Other expenses	117,992,179	104,455,411	100,872,027
Depreciation and amortization	92,199,504	83,528,045	81,566,802
Materials and maintenance	46,172,647	47,102,582	43,093,939
Energy	25,940,847	24,444,163	25,178,032
Leases	15,929,047	16,294,896	13,641,122
Total	1,470,184,494	1,363,390,142	1,300,011,961

(1)	See Note 25 Employee benefits.